COMMITMENTS AND CONTINGENCIES (Details) ¥ in Thousands		1 Months Ended		12 Months Ended
	Sep. 26, 2024 CNY (¥)	Apr. 30, 2024 CNY (¥)	Jul. 31, 2022 t	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)	Aug. 16, 2023 CNY (¥)
Bulk commodities required to be supplied (in tonnes) | t			100,000
Commitment to pay for supply agreement						¥ 22,000
Capital commitments
Capital commitments				¥ 4,920	¥ 110
Hebei Zhaoyu Breeding Industry Group Co., Ltd
Loss Contingency Damages Sought Value		¥ 3,000
Pending Litigation | Feng Peizhi
Loss Contingency Damages Sought Value	¥ 1,680
Estimate of Possible Loss				3,000
Pending Litigation | Hebei Zhaoyu Breeding Industry Group Co., Ltd
Estimate of Possible Loss				¥ 3,000